Summary of share capital (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 13,161	$ 21,035
Balance	$ 10,144	$ 19,192
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	3,140,621	1,847,593
Balance	$ 22,486	$ 13,517
Granted	5,595
Granted, Amount	$ 17
Balance, shares	3,146,216	1,847,593
Balance	$ 22,503	$ 13,517